Derivative Instruments - Summary of Notional Amounts (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Total notional amounts	$ 7,319,605
Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	7,120,729
Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	198,876
Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	3,069,761
Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,909,488
Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	160,273
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	3,010,772
Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,972,892
Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	37,880
Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,239,072
Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,238,349
Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	723
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	5,616,042
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,570,908
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	45,134
Interest rate derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	1,957,547
Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,915,715
Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	41,832
Interest rate derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	2,578,948
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,575,646
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	3,302
Interest rate derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,079,547
Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,079,547
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	1,313,949
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,313,411
Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	538
Foreign exchange derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	865,496
Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	864,958
Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	538
Foreign exchange derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	292,592
Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	292,592
Foreign exchange derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	155,861
Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	155,861
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,620
Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,711
Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,933
Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	976
Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	289,533
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	167,919
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	121,614
Equity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	191,822
Equity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	94,797
Equity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	97,025
Equity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	95,878
Equity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	71,828
Equity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	24,050
Equity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,833
Equity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,294
Equity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	539
Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	94,461
Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	62,402
Precious metal and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	31,590
Precious metal and other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	53,185
Precious metal and other commodity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	32,155
Precious metal and other commodity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	20,878
Precious metal and other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	40,421
Precious metal and other commodity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	29,576
Precious metal and other commodity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	10,528
Precious metal and other commodity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	855
Precious metal and other commodity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	671
Precious metal and other commodity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	184
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Total notional amounts	6,480,068	$ 6,033,400
Held For Trading For Trading Purpose [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	6,281,222	5,776,940
Held For Trading For Trading Purpose [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	198,846	256,460
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	4,861,794	4,435,806
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,816,690	4,325,301
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	45,104	110,505
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	1,230,061	1,272,649
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,229,523	1,272,607
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	538	42
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,601	5,723
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	288,153	228,813
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	166,539	119,327
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	121,614	109,486
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	94,459	90,409
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	62,400	53,926
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	31,590	36,427
Held for hedging and held for trading for economic hedges [member]
Disclosure of financial assets [line items]
Total notional amounts	839,537	710,730
Held for hedging and held for trading for economic hedges [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	839,507	710,708
Held for hedging and held for trading for economic hedges [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	30	22
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	754,248	629,878
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	754,218	629,856
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	30	22
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	83,888	79,196
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	83,888	79,196
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19	73
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	1,380	1,572
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,380	1,572
Held for hedging and held for trading for economic hedges [member] | Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	2	11
Held for hedging and held for trading for economic hedges [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2	11
Forward contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	10,048
Forward contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,698
Forward contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,350
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	644,543
Forward contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	619,863
Forward contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	23,488
Forward contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,192
Forward contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,802
Forward contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	636,536	719,885
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,246	11,326
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,007	7,192
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	88,710
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	74,442
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	14,268
Centrally cleared forward rate agreements [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	88,710	111,616
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	281,037
Swap contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	53,262
Swap contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	138,183
Swap contract [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	89,592
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	590,789
Swap contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	180,391
Swap contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	255,751
Swap contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	154,647
Swap contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	264,672	246,336
Swap contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	516,001	497,830
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	16,365	21,689
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	74,788	71,357
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,131,250
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,739,841
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,403,089
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	988,320
Centrally cleared swap contracts [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,395,595	3,930,263
Centrally cleared swap contracts [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	735,655	596,448
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	30,770
Purchased options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,502
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	20,027
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,502
Purchased options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	10,030
Purchased options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	713
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	35,026
Purchased options [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	185
Purchased options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	32,603
Purchased options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	185
Purchased options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,401
Purchased options [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	22
Purchased options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	29,906	20,160
Purchased options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1,502	6
Purchased options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	35,005	25,734
Purchased options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	185
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	864	290
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	21	1
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	29,093
Written options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19,445
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2
Written options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,726
Written options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	922
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	43,053
Written options [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	289
Written options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	32,101
Written options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	289
Written options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	10,952
Written options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	29,005	16,926
Written options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	2	1,006
Written options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	41,981	29,158
Written options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	289
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	88	103
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,072	646
Futures contract [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	43,630
Futures contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	40,328
Futures contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	3,302
Futures contract [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	64
Futures contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	64
Futures contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	43,600	109,493
Futures contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	64	42
Futures contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	30	22
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,873
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	854
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	648
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	371
Credit default swap contracts - protection purchased [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,854	2,195
Credit default swap contracts - protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19	19
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	748
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	71
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	626
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	51
Centrally cleared credit default swap contracts protection purchased [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	748	1,801
Centrally cleared credit default swap contracts protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		54
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,736
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	751
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	857
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	128
Credit default swap contracts - protection sold [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,736	1,029
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,263
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	35
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	802
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	426
Centrally cleared credit default swap contracts protection sold [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,263	698
Centrally cleared commodity derivatives [member] | Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	469
Centrally cleared commodity derivatives [member] | Precious metal and other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	152
Centrally cleared commodity derivatives [member] | Precious metal and other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	317
Centrally cleared commodity derivatives [member] | Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	$ 469	$ 56